Annual Total Returns - BLACKROCK LIFEPATH INDEX 2055 FUND (Investor A, Institutional) [BarChart] - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2055 FUND - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	16.55%
Annual Return 2013	22.55%
Annual Return 2014	7.13%
Annual Return 2015	(0.88%)
Annual Return 2016	8.10%
Annual Return 2017	21.05%
Annual Return 2018	(8.08%)
Annual Return 2019	26.46%
Annual Return 2020	14.72%